Transfer of Assets (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities

The following table presents the carrying amount and fair value of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		April 30, 2019		October 31, 2018
	Carrying amount of assets (1)	Carrying amount of associated liabilities	Carrying amount of assets (1)	Carrying amount of associated liabilities
Residential mortgages	6,072		5,569
Other related assets (2)	11,096		11,640
Total (3)	17,168	16,694	17,209	16,925

(1)	Carrying amount of loans is net of allowance for credit losses.
(2)

Other related assets represent payments received on account of loans pledged under securitization that have not been applied against the associated liabilities. The payments received are held on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the above table.

(3)

The fair values of assets and associated liabilities are $17,126 million and $16,869 million, respectively, as at April 30, 2019 ($17,105 million and $16,763 million, respectively, as at October 31, 2018).